Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Assets
Property, plant and equipment	₨ 7,213,421	$ 110,908	₨ 6,622,081
Intangible assets	582,512	8,956	559,102
Lease prepayments	1,344,845	20,677	1,017,623
Other assets	1,108,532	17,044	1,121,872
Other investments	145,718	2,240	74,653
Deferred tax assets	0	0	0
Total non-current assets	10,395,028	159,825	9,395,331
Inventories	645,848	9,930	1,181,987
Trade and other receivables, net	10,713,886	164,728	8,781,692
Prepayments for current assets	419,221	6,446	290,779
Restricted cash	296,275	4,555	262,907
Cash and cash equivalents	1,991,846	30,625	1,621,358
Total current assets	14,067,076	216,284	12,138,723
Total assets	24,462,104	376,109	21,534,054
Equity
Share capital	1,518,413	23,346	1,516,875
Share premium	18,694,030	287,424	18,680,731
Share based payment reserve	309,695	4,762	305,539
Other components of equity	33,635	517	26,798
Accumulated deficit	(11,550,820)	(177,596)	(12,265,524)
Total equity attributable to equity holders of the Company	9,004,953	138,453	8,264,419
Liabilities
Finance lease obligations, other than current installments	96,879	1,490	185,736
Borrowings	2,013,688	30,961	881,834
Employee benefits	147,480	2,268	127,298
Other liabilities	983,152	15,116	636,566
Total non-current liabilities	3,241,199	49,835	1,831,434
Finance lease obligations, current installments	89,086	1,368	333,483
Borrowings	1,472,177	22,635	2,529,244
Bank overdraft	2,121,537	32,619	991,161
Trade and other payables	7,361,091	113,178	6,367,607
Deferred income	1,172,061	18,021	1,216,706
Total current liabilities	12,215,952	187,821	11,438,201
Total liabilities	15,457,151	237,656	13,269,635
Total equity and liabilities	₨ 24,462,104	$ 376,109	₨ 21,534,054